Convertible Promissory Notes and Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Risk-free interest rate	1.63%
Expected dividend yield	0.00%
Expected volatility	49.92%
Expected term	5 years
Warrant [Member]
Expected dividend yield		0.00%
Expected volatility		57.50%
Weighted-average grant date calculated fair value		$ 3.98
Warrant [Member] | Minimum [Member]
Risk-free interest rate		65.00%
Expected term		4 years 2 months 12 days
Warrant [Member] | Maximum [Member]
Risk-free interest rate		1.68%
Expected term		5 years